Net loss per share - Computation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)		$ (13,053)	$ (4,209)	$ (37,868)	$ (17,705)
Net loss attributable to common stockholders, Diluted		(13,053)	(4,209)	$ (37,868)
Net loss attributable to common stockholders, Basic		$ (13,053)	$ (4,209)		$ (17,705)
Denominator:
Weighted-average common shares outstanding, basic (in shares)	[1]	116,256,805	125,362,390	122,337,727	125,331,065
Weighted-average common shares outstanding, diluted (in shares)	[1]	116,256,805	125,362,390	122,337,727	125,331,065
Net loss per share, basic (in usd per share)		$ (0.11)	$ (0.03)	$ (0.31)	$ (0.14)
Net loss per share, diluted (in usd per share)		$ (0.11)	$ (0.03)	$ (0.31)	$ (0.14)
D-Wave Systems Inc. [Member]
Numerator:
Net income (loss)						$ (31,545)	$ (10,019)
Denominator:
Weighted-average common shares outstanding, basic (in shares)						111,911,127	121,358,898
Weighted-average common shares outstanding, diluted (in shares)						111,911,127	121,358,989
Net loss per share, basic (in usd per share)						$ (0.28)	$ (0.08)
Net loss per share, diluted (in usd per share)						$ (0.28)	$ (0.08)

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.